LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2017
LAND USE RIGHTS, NET [Abstract]
LAND USE RIGHTS, NET
17.	LAND USE RIGHTS, NET

Land use rights represent fees paid to the government to obtain the rights to use certain lands over periods of 50 to 70 years, as applicable, in the PRC.

	As of December 31,
	2016	2017
	RMB	RMB
Land use rights	495,555,226	496,819,382
Less: accumulated amortization	(44,614,631)	(53,550,210)
Land use rights, net	450,940,595	443,269,172

Amortization expense was RMB6,300,488, RMB7,895,001 and RMB8,935,579 for the years ended December 31, 2015, 2016 and 2017, respectively. As of December 31, 2017, estimated amortization expense in each of the next five years is RMB9,034,788.

The Company disposed certain of its land use rights and recognized the gain of RMB3,013,258, RMB3,727,161 and nil for the year ended 2015, 2016, and 2017 respectively.

As of December 31, 2016 and December 31, 2017, certain land use rights with net book value of RMB120,325,828 and RMB 187,805,393 were pledged as collateral for the Company’s borrowings (Note 22).